Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 18, 2020	Dec. 04, 2020	Dec. 03, 2020	Jul. 29, 2020	Jun. 04, 2020	Jun. 04, 2020	Jun. 15, 2020	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Number of common stock shares issued						10,738				250,000
Proceeds from issuance of common stock						$ 100,000
Common stock price per share								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Reduced accounts payable										$ 110,595	$ 13,658	$ 123,142
Number of common stock shares issued stock based compensation				757,000						95,700
Common stock shares issued stock based compensation, value								$ 119,633	$ 819,309			$ 5,900
Share-based compensation										$ 241,557
Subsequent Event [Member]
Number of common stock shares issued			5,000
Legal fees		$ 30,000	$ 50,000
Proceeds from issuance of common stock			$ 80,000
Common stock price per share			$ 16.00
Reduced accounts payable			$ 50,000
Number of common stock shares issued stock based compensation					85,905		25,000
Subsequent Event [Member] | Two Executive Officers [Member]
Common stock price per share	$ 14.10
Number of common stock shares issued stock based compensation	100,000
Common stock shares issued stock based compensation, value	$ 1,410,000
Share-based compensation	1,410,000
Cash bonus	$ 125,000